Share incentive plan (Schedule of Share Option Activities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Outstanding, Beginning Balance	6,965,477	6,857,467	3,159,628
Granted	3,833,000	1,312,500	3,808,339
Forfeited	(520,030)	(730,939)	(110,500)
Exercised	(431,774)	(473,551)
Outstanding, Ending Balance	9,846,673	6,965,477	6,857,467
Exercisable as of December 31, 2013	4,791,285
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 1.40	$ 1.18	$ 0.12
Granted	$ 3.07	$ 2.30	$ 2.08
Forfeited	$ 2.21	$ 1.50	$ 1.56
Exercised	$ 1.16	$ 0.56
Outstanding, Ending Balance	$ 2.02	$ 1.40	$ 1.18
Exercisable as of December 31, 2013	$ 1.14
Weighted Average Remaining Contractual Life
Outstanding	8 years 1 month 20 days	8 years 4 months 10 days	9 years 1 month 2 days
Exercisable at December 31, 2013	7 years 2 months 19 days
Aggregate Intrinsic Value
Outstanding	$ 168,870	$ 7,504	$ 7,225	$ 3,169
Exercisable as of December 31, 2013	$ 86,411